Stated Capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Stated Capital	Stated capital

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Balance at beginning of the year	3,871.5	3,871.5
Balance at end of the year	3,871.5	3,871.5

	Number of shares in issue	Number of shares in issue

In issue at 1 January	891,378,571	887,717,348
Exercise of employee share options	2,162,242	3,661,223
In issue at 31 December	893,540,813	891,378,571
Authorised	2,000,000,000	2,000,000,000
Authorised and issued
Holders of shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company.
In terms of the general authority granted by shareholders at the AGM on 24 May 2023, the authorised but unissued ordinary stated capital of the Company representing not more than 5% of the issued stated capital of the Company from time to time at that date, after setting aside so many ordinary shares as may be required to be allotted and issued pursuant to the share incentive schemes, was placed under the control of the Directors. This authority expires at the next Annual General Meeting where shareholders will be asked to place under the control of the Directors the authorised but unissued ordinary stated capital of the Company representing not more than 5% of the issued stated
capital of the Company from time to time.
In terms of the JSE Listings Requirements, shareholders may, subject to certain conditions, authorise the Directors to issue the shares held under their control for cash, other than by means of a rights offer, to shareholders. In order that the Directors of the Company may be placed in a position to take advantage of favourable circumstances which may arise for the issue of such shares for cash, without restriction, for the benefit of the Company, shareholders will be asked to consider a special ordinary resolution to this effect at the forthcoming AGM.
Repurchase of shares
The Company has not exercised the general authority granted to buy back shares from its issued ordinary stated
capital granted at the AGM held on 24 May 2023. Currently, the number of ordinary shares that may be bought back in any one financial year may not exceed 10% of the issued ordinary share capital as of 24 May 2023. At the next
AGM, shareholders will be asked to renew the general authority for the acquisition by the Company, or a subsidiary of the Company, of its own shares.
Beneficial shareholding
The following beneficial shareholders hold 3% or more of the Company’s listed ordinary shares at 31 December 2023:

	Number of shares	% of issued ordinary shares

Public Investment Corporation (Government Employees Pension Fund)	165,818,753	18.56%
VanEck Vectors Gold Miners ETF	44,398,152	4.97%